Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk | Interest rate swaps
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Fair value of interest rate swaps / net liability	$ 9,245	$ 20,337
Increase in fair value due to reasonably possible increase in interest rates	$ 404	$ 844	$ 1,468
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	31.20%	36.30%
Principal amount of debt not hedged	$ 756,403	$ 831,581
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	$ (767)	$ (766)	$ (782)
Currency risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,243)	$ (4,866)	$ (4,354)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	42,426	48,664	$ 43,543
Trade payables and accruals denominated in euros	$ 10,030	$ 12,279